MANAGEMENT AGREEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
MANAGEMENT AGREEMENT [Abstract]
MANAGEMENT AGREEMENT

NOTE 9 - MANAGEMENT AGREEMENT

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The Company is the manager of a tax partnership  known as Three Forks No. 1, LLC and as manager receives a fee beginning  January 1, 2014 in the amount of $5,000 per month.  The Company  owns no interest in the LLC but does own an 11% working interest in the  Farmout  property  as more fully  described  in Note 1. For the three months ended March 31, 2014 and 2013,  respectively  the Company  reported management  fee income in the amount of $47,000 and $0,  respectively  including

$32,000 in total fees that were due for the months of November  and  December of

2013.

NOTE 10 - MANAGEMENT AGREEMENT

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The  Company is the manager of a tax  partnership  known as Three Forks No 1 LLC and as manager  receives a fee in the amount of $16,000  per month.  The Company owns no interest  in the LLC but does own a 11% working  interest in the Farmout property as more fully described in Note 1. For the year ended December 31, 2013 and for the period March 28, 2012  (inception)  through  December 31, 2012,  the

Company  reported  management  fee  income  in the  amount of  $160,000  and $0,

respectively.